Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - U.S. Real Estate Investment Trust [Member] - CAD
CAD in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Percentage of unitholder voting rights	9.50%
Hancock US Real Estate Trust Fund, L.P. [Member]
Disclosure of fair value measurement of assets [Line Items]
Percentage of ownership of partnership interests	11.70%
U.S. Commercial Real Estate [Member] | Hancock US Real Estate Trust Fund, L.P. [Member]
Disclosure of fair value measurement of assets [Line Items]
Gain on sale of investments	CAD 619
U.S. Commercial Real Estate [Member] | Singapore [Member]
Disclosure of fair value measurement of assets [Line Items]
Gain on sale of investments	CAD 313	CAD 1,011